Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Changes in Carrying Value of Property, Plant and Equipment

(€’000)	Property	Equipment	Furnitures	Leasehold	Total
Cost:
At 1 January 2018	—	4,537	445	3,059	8,042
Additions	—	564	10	260	833
Reclass BMS SA	—	(1,032)	24	1,007	—
Disposals	—	(123)	(154)	(140)	(417)
Currency translation adjustments	—	1	4	8	13

At 31 December 2018	—	3,947	329	4,195	8,470
Additions	2,810	648	37	167	3,662
Disposals	—	(496)	(59)	(172)	(728)
Currency translation adjustments	—	0	—	4	4

At 31 December 2019	2,810	4,099	307	4,193	11,409

Accumulated depreciation:
At 1 January 2018	—	(3,126)	(229)	(1,395)	(4,750)
Reclass BMS SA	—	786	(24)	(761)	—
Depreciation charge	—	(529)	(49)	(469)	(1,048)
Currency translation adjustments	—	117	93	133	343
Disposals	—	0	(1)	(1)	(1)

At 31 December 2018	—	(2,751)	(211)	(2,494)	(5,456)
Depreciation charge	(399)	(711)	(54)	(455)	(1,619)
Disposals	—	496	59	172	728
Currency translation adjustments	—	(0)	—	(1)	(1)
At 31 December 2019	(399)	(2,967)	(205)	(2,776)	(6,347)

Net book value
Cost	—	3,947	329	4,195	8,471
Accumulated depreciation	—	(2,751)	(211)	(2,494)	(5,456)
At 31 December 2018	—	1,196	117	1,701	3,014

Cost	2,810	4,099	307	4,193	11,409
Accumulated depreciation	(399)	(2,967)	(205)	(2,776)	(6,347)
At 31 December 2019	2,411	1,132	101	1,417	5,061